Debt (Junior subordinated notes) (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2019	Jun. 30, 2015	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt			$ 28,742,081	$ 29,486,131
Subordinated | Junior Subordinated Notes
Debt Instrument [Line Items]
Debt	$ 750,000	$ 500,000
Debt, fixed interest rate	5.875%	6.50%
Debt instrument term deferral period		5 years
LIBOR | Subordinated | Junior Subordinated Notes
Debt Instrument [Line Items]
Spread over reference rate		4.30%
US Treasury (UST) Interest Rate | Subordinated | Junior Subordinated Notes
Debt Instrument [Line Items]
Spread over reference rate	4.535%